Reverse Recapitalization (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Sep. 11, 2023 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Reverse Recapitalization (Details) [Line Items]
Share issued				5,000,000
Share issued and outstanding		676,533,464	676,533,464
Warrants outstanding (in Dollars) | ¥		¥ 6,269			¥ 1,045
Preferred shares issued		455,818,627	455,818,627
Convertible preferred shares		253,181,563	253,181,563
Ordinary shares issued and outstanding		253,181,563	253,181,563
Warrants outstanding		865,227	865,227
Ordinary shares [Member]
Reverse Recapitalization (Details) [Line Items]
Share issued		479,099,566	479,099,566
Share Outstanding	[1]	75,440,709	75,440,709		31,780,394	31,780,394	36,209,505
Warrant [Member]
Reverse Recapitalization (Details) [Line Items]
Preferred share converted into warrants		63,552	63,552
Class A ordinary shares [Member]
Reverse Recapitalization (Details) [Line Items]
Share issued		375,193	375,193
Share issued and outstanding		4,716,245	4,716,245
Warrants outstanding (in Dollars) | $			$ 13,663,325
Prime Impact converted issued and outstanding		4,716,245	4,716,245
Class B ordinary shares
Reverse Recapitalization (Details) [Line Items]
Share Outstanding		4,341,052	4,341,052
Redeemable Convertible Preferred Stock [Member]
Reverse Recapitalization (Details) [Line Items]
Convertible redeemable preferred shares		479,099,566
Mr. Lei Zhang [Member] | Class A ordinary shares [Member]
Reverse Recapitalization (Details) [Line Items]
Share issued		49,692,232	49,692,232
Mr. Lei Zhang [Member] | Class B ordinary shares
Reverse Recapitalization (Details) [Line Items]
Share issued		18,596,504	18,596,504
Prime Impact Cayman LLC [Member]
Reverse Recapitalization (Details) [Line Items]
Share issued				634,228
Prime Impact Cayman LLC [Member] | Class A ordinary shares [Member]
Reverse Recapitalization (Details) [Line Items]
Share issued				634,228
World Dynamic Limited [Member]
Reverse Recapitalization (Details) [Line Items]
Share issued				1,300,000
World Dynamic Limited [Member] | Class A ordinary shares [Member]
Reverse Recapitalization (Details) [Line Items]
Share issued				1,300,000
Goldrock Holdings Limited [Member]
Reverse Recapitalization (Details) [Line Items]
Share issued				500,000
Consideration price per share (in Dollars per share) | $ / shares				$ 10
Goldrock Holdings Limited [Member] | Class A ordinary shares [Member]
Reverse Recapitalization (Details) [Line Items]
Share issued				500,000
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares				$ 10

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).